Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	June 30, 2025	December 31, 2024

Other payables	1,392	—
Derivatives	188	—
Total non-current other payables	1,580	—
Trade payables	80,180	22,296
Accrued expenses	29,547	24,826
Accrued payroll	3,180	2,662
Dividends payable	108	538
Deferred income	70,322	27,367
Other payables	8,453	1,902
Derivatives	104	—
Total current trade and other payables	191,894	79,591